Other Non-Current Assets - Schedule of Other Non-Current Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Account receivables of collaborative arrangement- non-current	¥ 1,811,146		¥ 622,347
Prepayments and other receivables due from YJW and KeKe-non-current	54,508,401		36,004,491
Receivables of supplier rebates-non-current			401,210
Prepaid consideration for potential acquisitions			4,031,676
Long-term deposits			2,090,405
Total	¥ 56,319,547	$ 7,715,746	¥ 43,150,129